Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stone Ridge Diversified Alternatives Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	0.38%	8.43%	19.53%	2.03%	10.61%